UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: March 31, 2005
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  May 3, 2005
Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $61,503

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     2525    47425 SH       SOLE                    18200             29225
AMERICAN CAPITAL STRAT COM     COM              024937104     1753    55825 SH       SOLE                    18600             37225
ANADARKO PETROLEUM             COM              032511107     1499    19697 SH       SOLE                     9600             10097
ARTHROCARE CORP COM            COM              043136100      788    27645 SH       SOLE                    12500             15145
AUTOMATIC DATA PROCESSING INC  COM              053015103      216     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109     1431    23100 SH       SOLE                     7600             15500
BANK AMERICA CORP NEW          COM              060505104      225     5106 SH       SOLE                                       5106
BURLINGTON RESOURCES           COM              122014103     1433    28627 SH       SOLE                    12100             16527
CELGENE                        COM              151020104     1548    45475 SH       SOLE                    17300             28175
CENDANT CORP COM               COM              151313103     1236    60175 SH       SOLE                    22800             37375
CHEVRONTEXACO CORP COM         COM              166764100      612    10500 SH       SOLE                                      10500
CISCO SYS INC COM              COM              17275R102      822    45975 SH       SOLE                    22300             23675
CITIGROUP INC                  COM              172967101     2265    50404 SH       SOLE                    17779             32625
CRAY INC COM                   COM              225223106      514   201400 SH       SOLE                    77000            124400
D R HORTON INC COM             COM              23331A109     1178    40293 SH       SOLE                    15166             25127
DEVON ENERGY CORP COM          COM              25179M103     2786    58350 SH       SOLE                    17500             40850
DOLLAR GEN CORP COM            COM              256669102     1398    63795 SH       SOLE                    20800             42995
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      203     4900 SH       SOLE                                       4900
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     1946   122625 SH       SOLE                    39000             83625
GENERAL ELECTRIC CO            COM              369604103     2851    79057 SH       SOLE                    27400             51657
HOME DEPOT                     COM              437076102      928    24275 SH       SOLE                     8100             16175
IBM CORP                       COM              459200101     2013    22024 SH       SOLE                     6500             15524
INVITROGEN CORP COM            COM              46185R100     1016    14675 SH       SOLE                     8200              6475
ISTAR FINL INC COM             COM              45031U101      499    12125 SH       SOLE                                      12125
KINETIC CONCEPTS INC COM NEW   COM              49460W208      656    11005 SH       SOLE                     4800              6205
LOWES COS INC COM              COM              548661107      664    11625 SH       SOLE                     2400              9225
MEDTRONIC                      COM              585055106     3001    58900 SH       SOLE                    24400             34500
MICROSOFT CORP                 COM              594918104     2377    98355 SH       SOLE                    37200             61155
NEW YORK CMNTY BANCORP COM     COM              649445103      184    10115 SH       SOLE                                      10115
NEXTEL COMMUNICATIONS CL A     COM              65332V103     2114    74375 SH       SOLE                    28900             45475
PATTERSON COMPANIES COM        COM              703395103     1434    28700 SH       SOLE                    13500             15200
PAYCHEX INC                    COM              704326107     2600    79219 SH       SOLE                    18700             60519
PETSMART INC COM               COM              716768106     1302    45275 SH       SOLE                    18200             27075
PFIZER INC                     COM              717081103     3148   119829 SH       SOLE                    42220             77609
PROCTOR & GAMBLE               COM              742718109      246     4650 SH       SOLE                                       4650
SOVEREIGN BANCORP INC COM      COM              845905108     1187    53550 SH       SOLE                    34000             19550
STERICYCLE INC COM             COM              858912108     1546    34975 SH       SOLE                    17000             17975
SUNGARD DATA SYSTEMS           COM              867363103     1862    53975 SH       SOLE                    15500             38475
SYSCO CORP COM                 COM              871829107     1518    42400 SH       SOLE                    14700             27700
UNITEDHEALTH GROUP INC COM     COM              91324P102     1739    18230 SH       SOLE                     7900             10330
WAL-MART STORES INC            COM              931142103     2884    57550 SH       SOLE                    21700             35850
WASTE CONNECTIONS INC COM      COM              941053100     1357    39050 SH       SOLE                    16700             22350